Consolidated Balance Sheets(USD ($))	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 32,385,376	$ 39,792,733
Restricted cash	14,592,289	4,546,062
Available-for-sale investments	17,153	2,006,066
Accounts and bills receivable	19,713,608	30,273,062
Inventories	5,392,332	5,374,192
Prepaid expenses	181,224	149,558
Deposits and other assets	5,044,456	769,206
Amount due from a related party	18,841	11,798
Total current assets	77,345,279	82,922,677
Interests in jointly-controlled entities
Property, plant and equipment, net	26,528,681	21,933,787
Land use rights, net	3,026,537	3,083,128
Deposits paid for purchase of property, plant and equipment	280,146	66,617
Available-for-sale investments	1,045,200	1,033,800
Total assets	108,225,843	109,040,009
Current liabilities:
Short term bank loans	4,826,241	4,000,000
Accounts payable	7,134,526	8,163,510
Customer deposits	1,331,100	860,779
Accrued salaries, allowances and other employee benefits	4,367,642	3,102,335
Other accrued liabilities	9,643,638	6,637,851
Income tax payable	4,659,313	6,157,885
Total current liabilities	31,962,460	28,922,360
Deferred tax liabilities	5,180	27,017
Total liabilities	31,967,640	28,949,377
Commitments and contingencies
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233	129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	85,053,402	84,786,226
Statutory reserves	1,238,361
Accumulated deficit	(15,932,941)	(9,690,526)
Accumulated other comprehensive income	10,709,740	9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)	(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	76,534,474	80,258,997
Non-controlling interests	(276,271)	(168,365)
Total shareholders' equity	76,258,203	80,090,632
Total liabilities and shareholders' equity	$ 108,225,843	$ 109,040,009